Note 7 - INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Note 7 - Investments Details
Available-for-sale equity securities
Held-to-maturity debt securities	2,378
Short-term investments	2,378
Held-to-maturity debt securities	360
Equity securities in privately-held companies (cost method)	642	618
Long-term investments	1,002	618
Total investments	$ 3,380	$ 618